NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
NET LOSS PER SHARE
NET LOSS PER SHARE
19.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	Six Months Ended June 30,
	2026	2025
	US$	US$
Numerator:
Net loss attributable to ordinary shareholders	(150,942)	(313,038)
Numerator for basic and diluted net loss per ordinary share calculation	(150,942)	(313,038)
Denominator:
Weighted average number of ordinary shares, basic and diluted[1]	645,541,822	659,335,966
Denominator for basic and diluted net loss per ordinary share calculation	645,541,822	659,335,966
Net loss per ordinary share attributable to ordinary shareholders
—Basic and diluted	(0.23)	(0.47)

The calculation of basic loss per share excludes 1,417,544 unvested earn-out shares issued to the Sponsor which can only be vested upon meeting certain conditions.

The following outstanding potentially dilutive ordinary share have been excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Six Months Ended June 30,
	2026	2025
Share options (i)	14,671,161	14,561,421
2025 Convertible Notes (ii) (note 14)	65,250,704	86,583,567
2026 Convertible Notes (iii) (note 14)	109,972,857	—
ATW Convertible Notes (iv) (note 14)	5,921,401	—
Meritz put option (v)	—	32,500,000
Public Warrant (vi) (note 12)	9,054,522	9,054,522
Sponsor Warrant (vi) (note 12)	5,486,784	5,486,784
Total	210,357,429	148,186,294
(i)For the six months ended June 30, 2026 and 2025, 14,671,161 and 14,561,421 vested and unvested share options are not included in the calculation of diluted loss per share as their exercise price was above underlying stock price.
(ii)Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the principal and accrued interest of US$70,000 divided by the estimated fair value of ordinary shares as of June 30, 2026, which are not included in the calculation of diluted loss per share due to their antidilutive effect.
(iii)Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the principal and accrued interest of US$128,325 divided by the estimated fair value of ordinary shares as of June 30, 2026, which are not included in the calculation of diluted loss per share due to their antidilutive effect.
(iv)Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the principal and accrued interest of US$6,838 divided by the average closing market price of ordinary shares, which was not included in the calculation of diluted loss per share due to their antidilutive effect.
(v)For the six months ended June 30, 2025, the exercise of put option issued to Meritz are not included in the calculation of diluted loss per share due to antidilutive effect using reverse treasury stock method.
(vi)For the six months ended June 30, 2026 and 2025, public and sponsor warrants are not included in the calculation of diluted loss per share as their exercise price is above underlying stock price.